Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Foreign Activities Disclosure [Line Items]
Cash and due from banks	¥ 60,050,640	¥ 50,972,491
Interest-earning deposits in other banks	53,989,863	58,848,056
Cash, due from banks and interest-earning deposits in other banks	114,040,503	109,820,547	¥ 103,324,201
Trading account assets	46,168,461	42,668,336
Investment securities	62,261,931	55,815,751
Loans—net of unearned income, unamortized premiums and deferred loan fees	119,955,460	113,149,393
Deposits	235,276,781	224,589,943
Funds borrowed:
Call money, funds purchased	3,437,614	2,416,313
Payables under repurchase agreements	40,132,459	27,725,612
Payables under securities lending transactions	1,137,693	1,021,887
Other short-term borrowings	8,438,014	16,543,137
Long-term debt	39,071,755	34,696,599
Trading account liabilities	14,178,275	11,019,046
Foreign
Foreign Activities Disclosure [Line Items]
Cash and due from banks	738,309	1,050,661
Interest-earning deposits in other banks	17,518,035	12,459,897
Cash, due from banks and interest-earning deposits in other banks	18,256,344	13,510,558
Trading account assets	31,158,079	26,849,102
Investment securities	11,456,886	7,157,322
Loans—net of unearned income, unamortized premiums and deferred loan fees	50,981,148	45,338,581
Deposits	52,278,932	46,932,643
Funds borrowed:
Call money, funds purchased	18,088	306,053
Payables under repurchase agreements	10,730,611	10,769,853
Payables under securities lending transactions	54,985	144,854
Other short-term borrowings	5,058,454	3,940,997
Long-term debt	1,530,782	1,596,146
Total	17,392,920	16,757,903
Trading account liabilities	¥ 8,611,974	¥ 5,919,017